Share Capital - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Mar. 14, 2019 shares	Jun. 30, 2019 kr / shares shares	Jun. 30, 2019 kr / shares shares	Mar. 13, 2019 shares	Dec. 31, 2018 kr / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued					47,545,204
Share nominal value | kr / shares					kr 1
Number of shares issued public offering	4,791,667
Number of shares outstanding	46,927,115	47,545,204	47,545,204	42,135,448
Warrants [member]
Disclosure of classes of share capital [line items]
Share nominal value | kr / shares		kr 1	kr 1
Aggregate number of warrants exercised		618,089	2,830,617